Income Taxes (Tax Loss and Credit Carryforwards Expirations) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
2018	$ 15
2019	17
2020	30
2021	37
2022	166
Thereafter	151
Unlimited	$ 87